Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Past Due Financing Recievables (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	$ 1,006,455	$ 572,423	$ 1,270,053
60-89 Days	970,123	105,167	954,930
Greater than 90 Days	7,748,140	5,377,348	1,505,496
Total Past Due	9,724,718	6,054,938	3,730,479
Current	352,824,755	515,759,172	471,701,292
Total Loans Receivable	362,549,473	521,814,110	475,431,771
Recorded Investment >90 Days Accruing	94,898	84,948	0
Nonaccrual Loans	7,653,241	5,878,554	2,991,470
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	0	0
60-89 Days	0	0	0
Greater than 90 Days	995,830	1,581,031	140,055
Total Past Due	995,830	1,581,031	140,055
Current	42,237,906	54,110,362	49,145,728
Total Loans Receivable	43,233,736	55,691,393	49,285,783
Recorded Investment >90 Days Accruing	0	0	0
Nonaccrual Loans	995,830	1,581,031	140,055
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	130,831	202,451	364,743
60-89 Days	0	70,192	564,152
Greater than 90 Days	439,887	518,912	122,535
Total Past Due	570,718	791,555	1,051,430
Current	65,153,689	57,073,881	49,733,244
Total Loans Receivable	65,724,407	57,865,436	50,784,674
Recorded Investment >90 Days Accruing	0	0	0
Nonaccrual Loans	439,887	629,821	669,166
Commercial Real Estate Other Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	875,624	0	0
60-89 Days	0	0	245,874
Greater than 90 Days	6,052,984	3,137,553	503,877
Total Past Due	6,928,608	3,137,553	749,751
Current	89,548,110	99,275,141	98,887,225
Total Loans Receivable	96,476,718	102,412,694	99,636,976
Recorded Investment >90 Days Accruing	0	0	0
Nonaccrual Loans	6,052,982	3,478,605	1,443,220
Mortgage Warehouse Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	0	0
60-89 Days	0	0	0
Greater than 90 Days	0	0	0
Total Past Due	0	0	0
Current	134,534,202	284,127,530	249,345,831
Total Loans Receivable	134,534,202	284,127,530	249,345,831
Recorded Investment >90 Days Accruing	0	0	0
Nonaccrual Loans	0	0	0
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	320,729	905,310
60-89 Days	970,123	34,975	0
Greater than 90 Days	164,541	0	661,171
Total Past Due	1,134,664	355,704	1,566,481
Current	10,521,526	10,541,603	11,318,871
Total Loans Receivable	11,656,190	10,897,307	12,885,352
Recorded Investment >90 Days Accruing	0	0	0
Nonaccrual Loans	164,542	134,193	661,171
Loans to Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	49,243	0
60-89 Days	0	0	144,904
Greater than 90 Days	94,898	139,852	77,858
Total Past Due	94,898	189,095	222,762
Current	9,752,485	9,454,290	11,996,878
Total Loans Receivable	9,847,383	9,643,385	12,219,640
Recorded Investment >90 Days Accruing	94,898	84,948	0
Nonaccrual Loans	0	0	77,858
Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	0
60-89 Days	0	0
Greater than 90 Days	0	0
Total Past Due	0	0
Current	170,940	189,279
Total Loans Receivable	170,940	189,279
Recorded Investment >90 Days Accruing	0	0
Nonaccrual Loans	0	0
Deferred Loan Cost [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	0	0
60-89 Days	0	0	0
Greater than 90 Days	0	0	0
Total Past Due	0	0	0
Current	905,897	987,086	1,017,959
Total Loans Receivable	905,897	987,086	1,017,959
Recorded Investment >90 Days Accruing	0	0	0
Nonaccrual Loans	$ 0	$ 0	$ 0